Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST II
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2014